Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (15,769,279)	$ (12,578,211)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,319,427	2,722,893
Loss on extinguishment of convertible notes		2,322,943
Gain from forgiveness of Paycheck Protection Program loan		(62,500)
Change in fair value of embedded features	203,000	203,000
Issuance of ratchet shares	1,099,360
Change in fair value of warrant liability	(98,394)	1,546,280
Amortization of debt discount		596,953
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(505,233)	(15,155)
Deferred offering costs	440,379	(651,582)
Australia research and development incentives receivable	(269,395)
Other assets	322	(3,122)
Accounts payable	211,346	805,516
Accrued expenses	915,742	997,126
Due to related parties		(7,037)
Net cash used in operating activities	(11,655,725)	(4,122,896)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, warrants, and embedded conversion features		7,369,000
Proceeds from Paycheck Protection Program loan		62,500
Collections of subscriptions receivable		322,002
Proceeds from issuance of common stock, net of transaction costs	2,473,560	5,742,171
Proceeds from exercise of stock options	84,000	9,000
Proceeds from exercise of warrants	385,400	529,425
Proceeds from sale of common stock in initial public offering	11,500,000
Payment on loan payable to officer		(367)
Net cash provided by financing activities	12,036,790	14,033,731
Payment of initial public offering transaction costs	(2,406,170)
Net effect of foreign currency exchange on cash	(4,430)
Net increase in cash	376,635	9,910,835
Cash at beginning of period	10,574,292	663,457
Cash at end of period	10,950,927	10,574,292
Supplemental disclosure of cash flow information:
Conversion of convertible notes and accrued interest into MAIA common stock		8,249,587
Conversion of SAFE into MAIA common stock		25,000
Options issued for accrued bonus		786,531
Options issued for deferred compensation		285,418
Reclassification of warrant liability to equity		1,952,000
Issuance of convertible note for payment on loan to officer		$ (21,000)
Previously paid issuance costs in connection with the initial public offering	651,582
Warrants issued to underwriters in connection with the initial public offering	$ 343,735